Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Fair value measurements
Transfers between levels	$ 0		$ 0
Recurring
Fair value measurements
Total liabilities at Fair Value	0	$ 0		$ 0
Nonrecurring
Fair value measurements
Total liabilities at Fair Value	$ 0	$ 0		$ 0